Towd Point Mortgage Trust 2021-1 ABS-15G

Exhibit 99.1 - Schedule 8

Loan ID	Group	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer	Delinquency Status
8218532659	G1	2	[2] Evidence loan has been modified.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2014.  Servicer spoke with borrower who stated will make the July payment at the local branch on 08/XX/2014.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/XX/2013.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment on 03/XX/2013 reflects loan modification completed effective 02/XX/2013 and that this is a step rate fixed modification. No further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				EXIT STRATEGY: The recommended exit strategy is Reinstatement.	08/01/2014	08/06/2014
4654595455	G1	2	[2] Evidence loan has been modified. [2] Evidence of deceased borrower(s).	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2014.  Borrower made a payment over the phone
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  No information provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				EXIT STRATEGY:	08/01/2014	06/01/2014
2372357176	G1	2	[2] Evidence loan has been modified.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2013.  Borrower's wife called in and made a promise to pay in amount of $1080.00 on 04/XX/2014 by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 01/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment on 01/XX/2014 reflects loan modification completed effective 12/XX/2013 and is a step rate fixed modification. No further terms available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				EXIT STRATEGY:	08/01/2014	07/23/2014
5434110055	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				EXIT STRATEGY:	04/30/2015	01/30/2015	0
6641826390	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	01/31/2018	02/07/2018	0
2325751772	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2018.  The last payment was received on 10/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Outbound call placed to borrower.  Agent spoke to authorized third party. Third party advised agent that borrower did not need to be reviewed for all mortgage assistance options and opted out.   Agent provided information in case they need assistance in the future.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	01/31/2018	02/03/2018	0
4138290646	G1	2	[2] Evidence of deceased borrower(s).	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Agent spoke with borrower. Agent discussed borrower's financial situation. Agent documented that the borrower's reason for default was due to reduced income. Borrower was advised that she is able to callback and change the payment date for reoccurring payment, if need be, but it would need to stay before the 16th of the month to avoid late charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				EXIT STRATEGY:	04/15/2016	12/10/2015	0
8333948273	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
				EXIT STRATEGY:	04/15/2016	04/26/2016	0
1248073688	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Outbound call to borrower.  EZ Pay in the amount of $357.65 on 7/XX/2016.  July payment due, so the borrower set up payment for today, 7/XX/2016.  RFD was problem with the checking account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 07/XX/2014.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The collection comments reference the receipt by the servicer of a recorded modification from the county dated 7/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				ADDITIONAL INFORMATION: N/A	07/31/2016	07/29/2016	0
6077357385	G1	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
				ADDITIONAL INFORMATION: N/A	07/31/2016	08/11/2016	Bankruptcy
7278490318	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				ADDITIONAL INFORMATION: N/A	07/31/2016	08/10/2016	0
1186000252	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Notes on 09/XX/2016 reflect that the borrower set up payment in the amount of $638.78 for 09/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
				ADDITIONAL INFORMATION: N/A	09/30/2016	10/13/2016	0
6722999397	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  call on 1-31-2017 was for the customer to make the payment promise.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  Bankruptcy Comments are not detailed; notes showing that bankruptcy was apart of the file.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY:
				ADDITIONAL INFORMATION: Loan comments show that the loan was in bankruptcy; the comments do not give any details.	02/28/2017	02/07/2017	0
5193472076	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a one time draft in the amount of $256.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2018	06/29/2018	0
5284453076	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower made a promise to pay.  The reason for delinquency is noted as illness of the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2018	04/12/2018	0
8935114892	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
				ADDITIONAL INFORMATION: Reviewed keywords two true hits. Natural disaster 10/XX/2017 No natural disaster. Tax delinquency 05/XX/2018 No delinquencies found.	07/31/2018	07/31/2018	0
2159089851	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called for partial reinstatement. Rep. informed financial are on negative and borrower won't be able to do partial reinstatement. Borrower can do full reinstatement or modification and rep. also informed of service release on 7/16.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
				ADDITIONAL INFORMATION: Reviewed keyword-no true hit	07/31/2018	08/21/2018	60
3103764876	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in  payment for $3,612.30 for today.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
				ADDITIONAL INFORMATION: Keyword searched- no true hit.	07/31/2018	08/30/2018	60
7796196447	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower filed chapter 7, will be reaffirming the loan so payments can be made.  Borrower is not on any type of  plans/programs to cure delinquency.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Borrower filed chapter 7, will be reaffirming the loan so payments can be made.  Borrower is not on any type of  plans/programs to cure delinquency.
				*******KEYWORDS== flood not in zone; cram down did not occur; scra military search******	07/31/2018	08/24/2018	60
4362409174	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Provided general loan information.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 01/XX/2018.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
				ADDITIONAL INFORMATION: Keywords searched were immaterial.	07/31/2018	08/22/2018	60
3720287813	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
				ADDITIONAL INFORMATION: keyword reviewed-true hits- boarded, collapse, military.	07/31/2018	08/22/2018	60
2283851652	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower spoke to the servicer in regards to the status of the account and intentions with the property.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
				ADDITIONAL INFORMATION: No keyword hits.	07/31/2018	08/15/2018	120+
2897508036	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and Agent advised borrower of total amount due and of Notice of Intent that expired 6-30-18. Agent discussed short and long term assistance options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords Reviewed:  no true hits
boarded
				cfpb	07/31/2018	08/16/2018	60
8849686795	G1	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  3rd trial payment was set up with the borrower in the amount of $2446.31.Informed of next steps & terms for MOD
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently in an active trial to modification plan.  Collection comments indicates that the trail period is for 3 months starting May 2018-July 2018 with payments of $2446.31.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
				ADDITIONAL INFORMATION: No keyword search	07/31/2018	08/31/2018	120+
2368191045	G1	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Default letter sent 6/XX/2017 notes unclear status of loan	03/31/2017	06/05/2017	30
6032562695	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Per last borrower contact,  borrower called to inform of commitment to pay of $928.05
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2018	10/05/2018	0
5866106860	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower transferred to online banking.  Went over payment positing with borrower. On 12/XX/2017 discussed possiblity of home burning, no other notes stating property was damage from a fire.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/1998.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/1999 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Bankruptcy noted 9/2016 but was filed in 1998 and discharged in 1999. This is not affecting review and not being flagged due to the age of the bankruptcy. Borrower is current with payments.	12/31/2018	09/13/2018	0
3038104622	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 -- borrower called - verified account information - phone payment made in the amount of $1911.51
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2018	09/17/2018	0
8643486754	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 12/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  On 02/XX/2017 the borrower spoke to an agent and inquired about the account. The borrower requested a letter stating that the house was never in foreclosure. The agent opened up a research case per the borrowers request and the request was processed from 01/2012 - 02/2017 and was sent to the borrower along with the letter that shows the account has been current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2018	10/01/2018	0
1135184875	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/19: Servicer went over customer's insurance policy; renewal has not been sent from his insurance company.  Customer stated she will contact them and get it sent over

05/XX/18: Borrowers called regarding recent payment was being reported as paid more than 30 days late.  Borrowers are current.  The servicer corrected the reporting error and the issue appears to be resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Recent payment was being reported as paid more than 30 days late.  Borrowers are current.  The servicer corrected the reporting error and the issue appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/08/2019	0
8377669621	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Welcome call complete. Advised that the payment done today on the web is showing pending on our system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/29/2019	0
1380134269	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower contact in regards to making promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/28/2019	0
8304174802	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The authorized third party called to make an installment payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The authorized third party noted garage damage on 10/XX/2017 due to Hurricane XXXXXXXXXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX.	06/30/2019	06/13/2019	0
2728754218	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
8214526028	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called on 3/XX/19 to verify the payment was received.  The Welcome Call was completed.
06/XX/2019 - borrower called for general account information and a promise to pay July and August payments of $1486.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/20/2019	0
1384175259	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in requesting 1098 tax info for 2017 and 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
7218883333	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in for general account questions and the new servicer performed welcome call and answered questions and concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
1180520136	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower updated payment to draft from 05/XX/2018 to today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
6121829868	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called to inquire about why the payment did not show as posted. Borrower declined to set up payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
7913905084	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower received a welcome call on 3/XX/2019 and proceeded to make a payment.  The servicer advised them of knowyouroptions.com.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/26/2019	0
7634424370	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called to make a payment and to get assistance on accessing online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
1774520155	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/07/2019	0
5446341706	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment of $418.95 via IVR scheduled 7/XX/2019 fee charged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  3/XX/2019 new bankruptcy filing no other information on bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
5863420679	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower received a collection call and was advised of grace period, due date, and next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
1672033667	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called for the account status. The Welcome Call was completed and payment option information was given.  Borrower information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/XX/13. No damages were noted.	06/30/2019	05/06/2019	0
5955056459	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The agent confirmed receipt of the payment and discussed the recent modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
1913944125	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/26/2019	0
8844069219	G1	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer discussed the terms of the balloon payment on the credit report and website information.  The servicer provided status on the payoff.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The servicer researched the issue and a resolution was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 07/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
6606777392	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
7194279531	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called and promised to make a payment by 4/XX/19 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/08/2019	0
2209821143	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Authorized 3rd party called in for information  regarding assistance. Agent discussed forbearance program but a3p declined
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
8967704513	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The  borrower was contacted and stated that they did not need forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
9739375549	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Authorized 3rd party called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/25/2019	0
4381365677	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower authorized a payment in the amount of $1077.19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
4760845459	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to cancel the PMI
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
4797415997	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to make a payment and was given loan transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/15/2019	0
5139376794	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to schedule a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/10/2019	0
7963723595	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower spoke to the servicer about their account status and stated they mailed payment recently and it may be delayed by weather.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
6941450180	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower promised to make payment via web by 07/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/17/2019	0
2790933660	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Third party called asking to speak to a specific agent.  That agent was not able to talk but advised other agent to explain to 3rd party that account was due for June payment.  3rd party made promise to pay $364.33 by 07/XX/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
6746906354	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to new servicer to make sure ACH still setup on account. Agent advised that it is for the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/27/2019	0
4555454549	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 1/XX/2019, an authorized third party verified the reason for default as illness of family member.  Additionally, the spouse got hurt at work and is on workman's comp right now so their income has been affected.  A payment was processed for 1/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/27/2019	0
7188199019	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to setup reinstatement. Payment scheduled for 06/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
9955098689	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 02/XX/2019, the borrower spoke with an agent and wanted to clarify information on a letter that had been received. The agent advised the borrower that the letter was stating they had forced placed insurance on their loan due to not providing current insurance information. The borrower was advised that should they get their own insurance, they would need to send in proof.// 05202019 the borrower called in about proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/26/2019	0
7939486375	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019, the borrower called to request a reversal and promised to make a payment the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
9080829072	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to verify receipt of payment.The agent advised it had been returned on 2/XX/2019 due to NSF, however they encouraged the borrower to confirm their routing number and account number prior to making another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
4076176701	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to confirm the foreclosure was removed as the reinstated the loan. Associate advised funds have been received and sent request to remove modification assistance as the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/28/2019	0
9197651595	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower and authorized 3rd party called in for general loan information and wanted to know how to remove PMI
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/31/2019	0
7479339675	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower inquired about insurance, the agent address the concerns and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/26/2019	0
6492162518	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
1244909344	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	03/31/2019	0
4859136852	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  A call was made to the borrower to secure the March payment. The borrower declined to make a payment and advised that he would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
2363840144	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower was advised of the following
*Total Amount Due
*Last Payment received amount and date
Agent updated primary phone number and advised borrower that payment could be made for free over the phone. Agent scheduled payment iao 1376.24 to be drafted on 2/XX/17
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
1025273288	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Talked to other party and went over escrow analysis with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/31/2019	0
8308359178	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 Borrower called. Borrower was advised of Recovery fees and transfer of Servicer. The transfer is effective 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
7012587091	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
7820317320	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Talked to other party wanted to make a payment did not want to pay a fee advised her to make the payment online or with her bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/12/2019	0
4397335911	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/18/2019	0
8793473703	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer called in to delete payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
1557361969	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 03/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called regarding late fees that were transferred from Seterus explained those are late fees that been accumulated over the time of the loan but has for the life of the loan to pay the late fees and it does not affect the acct. Welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/10/2019	0
6953481778	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to set up ACH payment KYOCC provided the borrower did verify demographics. No contact attempts during scope.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  Case terminated on 02/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/18/2019	0
8884694719	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On 01/XX/2019, the borrower called and stated that he sent a payment in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
4791851801	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated will go online and make payment for April and May. The borrower advised spouse has been ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/10/2019	0
9465444897	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower contacted the servicer on 06/XX/2019 to inquire about a home equity loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/21/2019	0
5284884031	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borr called asking how much an appraisal would cost  to see if PMI could be canceled. Was told $350 and that the account has to be current in order to request the PMI cancellation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
8186592250	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Comments from 3/XX/19 indicate servicer completed welcome call. Borrower asked to confirm ACH  info. Servicer advised next draft 4/9.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/23/2019	0
3625961929	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was contacted about a payment and stated that they had mistakenly deleted the payment in error an would make it again by the 31st of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
5526978616	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
9891335755	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called to confirm the auto pay was set up. The agent confirmed the withdraw date of 4/XX/2019. Also completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/24/2019	0
3122343435	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The authorized relative called and disputed the unpaid principal balance.  The call was escalated and the agent explained why a payoff quote is more than the unpaid principal balance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized relative called and disputed the unpaid principal balance.  The call was escalated and the agent explained why a payoff quote is more than the unpaid principal balance.  The dispute appears resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX. No damages were reported. A partially monitored insurance claim was filed for water damage sustained on 02/XX/2016. The recovery check for $3,175.72 was endorsed and released on 07/XX/2016 and the claim was closed on 08/XX/2016. A partially monitored insurance claim was filed for wind damage sustained on 09/XX/2016 per notes dated 09/XX/2016. Recovery checks totaling $946.42 was released and the claim was closed on 03/XX/2017. A non-monitored insurance claim for water damage sustained on 12/XX/2017 was filed per notes dated 01/XX/2018. A recovery check for $7,796.93 was released on 02/XX/2018.	06/30/2019	06/28/2019	0
8988906947	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/26/2019	0
7268937029	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in advised interested in setting up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
3837409263	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in to state looks like the last payment made would come back as NSF and if it does borrower will call back to replace it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
6442782757	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 05/XX/2019 the customer called to inquire if the payment that was made on 05/XX/2019 was applied to July payment plan and not to principle.  The servicer advised that the payment was applied to principle but would submit a request to have this corrected and for future payments not to be applied this way again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/28/2019	0
5372143759	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower scheduled payment and had questions regarding letter received in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/25/2019	0
2730081097	G1	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/15/2019	0
4152795386	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to make a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/25/2019	0
5125354816	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in to reinstate the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/06/2019	0
5081299441	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called in to set up a repayment plan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/21/2019	0
1275578386	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/16/2019	0
2071453843	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 inbound call borrower calling to change mailing address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
3157925404	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
7160226405	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
9052675486	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/30/2019	0
4754440985	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Spoke with customer regarding and late fee charge and advised customer that the fee is from 8/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/24/2019	0
7568668223	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/11/2019	0
5125148335	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to discuss escrow account.  They are unhappy with escrow balance and servicer put in request to update insurance information and provide borrower with escrow info from 2018 and 2019.  The servicer went over welcome call information with them.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower disputed on the credit reporting on the account. The servicer responded to Experian and the account now indicates the reporting status as current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area per notation on 11/XX/16.	06/30/2019	05/20/2019	0
3972983562	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Outbound, Borrower said will pay on line by the end of the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
4642525427	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower advised was not a good time and hung up call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/15/2019	0
9617073167	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/19/2019	0
1575041060	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to initiate a payment dispute against the Servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal payment dispute against the Servicer on 05/XX/2019; the dispute was resolved on the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/20/2019	0
8878697572	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to requesr assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 03/XX/2017. Claim funds in the amount of $517.85 were endorse and released to the borrower and the claim was closed on 02/XX/2018.	06/30/2019	06/19/2019	0
2782270002	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/09/2019	0
5650821118	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The customer called to schedule a payment in the amount of $1433.83; stated the reason for delinquency was curtailment of income due to receiving social security income on last Wednesday of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Notation on 06/XX/2016 reflects the subject property is located in FEMA disaster area, but customer confirmed there were no damages.	06/30/2019	06/30/2019	0
3966392426	G1	3	[3] MI Not Being Paid As Required [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	05/16/2019	0
6440603058	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in for general account information.  Updated account contact information.  No additional details or questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/28/2019	0
7458456249	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 06/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  05/XX/2019 Borr called in to request late fee be waived.

Speed pay taken by phone.Loan taken over from son.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	06/30/2019	06/13/2019	0
3504467173	G1	3	[3] Collection Comments - Incomplete -: Missing 03/01/2016 - 11/01/2016 [3] Pay History - Incomplete - Missing: Incomplete - Missing 03/01/2016 - 02/06/2017 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower made a promise to pay $1141.36 via cashiers check.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	02/28/2019	03/18/2019	30
9703530050	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower advised on 02/XX/2019 their parent passed away causing them a hardship. The borrower also stated they started a new job in November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	02/28/2019	03/18/2019	0
3066186779	G1	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated they were furloughed due to government shutdown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	02/28/2019	03/18/2019	0
6810728565	G1	3	[3] Collection Comments - Incomplete -: Missing 04/14/2018 - 05/31/2018 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make payment on repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	02/28/2019	03/15/2019	60
4647957132	G1	3	[3] Lien is not in first position.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2019.  The last payment was received on 02/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	02/28/2019	03/06/2019	0
3547476667	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called about a misapplied payment.  The payment was reversed and correctly applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
3832953768	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/23/2019	0
7121133298	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/31/2019	0
8510229581	G1	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019 an authorized third party called on behalf of the executor to discuss the payoff received to reinstate the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/20/2019	0
3540122435	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/19/2019	0
1181271054	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/03/2019	0
9744864415	G1	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower contacted the servicer on 12/XX/2019 to schedule a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Fraud.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was claiming true identity fraud stating that the account was fraudulently opened in his name. It was verified that the disputing customer is liable for the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/12/2019	0
9039370260	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in for general information in regards to loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	03/06/2019	0
2447462265	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
6848618016	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The Borrower's last contact was via an outbound call and scheduled a  Promise to Pay "PTP"  in the amount of $446.34 by 02/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/18/2019	0
1158286015	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower promised to pay $292.79 on 09/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
5286377927	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The servicer spoke with the borrower regarding insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/30/2019	0
9970069626	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/19/2019	0
1875008475	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated he will make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/21/2019	0
6874250557	G1	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states borrower called in to request a home equity loan. The borrower was advised to go to branch or go online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2016.  A motion for relief was filed 01/XX/2014.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/17/2019	Bankruptcy
5798090033	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised RFD due to excessive mobilizations, and had questions about credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/27/2019	0
3570849232	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/16/2019	0
3069526890	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The agent went over the extension offer with the borrower. The borrower stated that he is not sure if he will be able to make a payment in January but will call back if he can.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2002.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2002 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 11/XX/2017- The property was located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX. No property damages were reported.	12/31/2019	12/30/2019	0
1705953909	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with the borrower about making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
4881792170	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower was contacted and advised that the brother handles the payment will have him call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: It's appears the property was located in a FEMA disaster area 12/XX/2018. However, there was no evidence of damage to the property.	12/31/2019	10/10/2019	0
1887115414	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
4024208388	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer spoke to the agent as they inquired about the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/28/2019	0
4089391581	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke to borrower and made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/26/2019	0
6177996243	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On December 29, 2019, the borrower made a promise to pay. The account is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/29/2019	0
9267480395	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last spoke to borrower directly when they called in to discuss the hazard Insurance for the property. Policy was updated and payment made and issue was resolved
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
1040327972	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to check status of the account and make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to Hurricane XXXXXXXXXX.  Damage was noted to the roof and is leaking.  There is a deductible to be paid for the insurance.  The borrower noted on 12/XX/2017 is still working on the roof repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/11/2019	0
3796861659	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower called to make sure payment was pending
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
5267749980	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/24/2019	0
1189113558	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower made a promise to pay on 10/XX/2018.  The reason for default was noted as curtailment of income, the borrower was not working previously due to Hurricane XXXXXXXXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The account was reviewed and deemed to be reporting correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/XX/2017 due to Hurricane XXXXXXXXXX.  The borrower noted the roof was torn off and the house was flooded.  The borrower stated on 11/XX/2017 the repairs hadn't started due to issues with the supply of materials.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/30/2019	0
7809918327	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/11/2019	0
8850099214	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called responding to email attempts to contact and requested options for assistance, saying he is fully commissioned and business is currently slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/11/2019	0
6081155140	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated they could not make a full payment and was advised they have until the 15th to make a full payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
8863393490	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke to borrower two wanted general information about there account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/29/2019	0
7283957235	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
2561611505	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  09/XX/2017 - Talked to borrower - confirmed payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/21/2019	0
1372762364	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with husband. The reason for delinquency is the illness of the borrower. There was no promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Wind Loss 2/XX/16. Non monitored, $435.05 endorsed and released 3/XX/16, $4318.89 endorsed and released 5/XX/19.

				Post Review 10/XX/19 Borrower advised illness in family and is seeking assistance.	12/31/2019	12/12/2019	0
7936452399	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke to borrower and customer made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/12/2019	0
9046439952	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	03/27/2019	0
7906589980	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/02/2019	0
2669691937	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower contact to make payment and requested funds in suspense to be applied to late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/22/2019	0
6999248334	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  10/XX/2018 Inbound call borrower scheduled payment $2099.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to Hurricane XXXXXXXXXX. No damages noted.	12/31/2019	10/12/2019	0
5505864269	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The servicer spoke to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX. No damages were reported.	12/31/2019	09/11/2019	0
7862697718	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke to Borrower and they made a payment in the amount of $674.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/30/2019	0
1949119036	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Commentary states borrower called in and accepted a promise to pay on the account. The borrower advised of reason for default and future payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/11/2019	0
9083624671	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  spoke with borrower regarding escrow analyais
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
2585103592	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower promised to make a payment in the amount of $1933.45 by 12/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/17/2019	0
6420484753	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/11/2019	0
7875227711	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/11/2019	0
7108211451	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called, wants 7/XX/19 late fee refunded and courtesy waiver applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
2007285003	G1	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower verbally requested cease and desist to stop calls.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Phone calls.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower filed Fair Debt Collection Practices complaint as stated servicer was calling before allowed time frame and in violation of a due not call request. Borrower pays on last few days of month and was getting calls although borrower states had requested no calls numerous times. Do not call placed on account 01/XX/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/03/2019	0
8444486595	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to advised a payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/28/2019	0
1730506119	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Spoke with borrower, borrower agreed to payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
1694195392	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in for general account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2011.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The property sustained Hurricane XXXXXXXXXX.  The homeowner confirmed on 05/XX/2018 that the roof repairs were completed.  There is no evidence of a claim being filed or an inspection confirmed completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/26/2019	0
4996289471	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 01/XX/2019 inquiring if their fax with a new insurance policy was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 04/XX/2017.  A chapter 13 (case number XX-XXXXX. Relief was granted on 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on 10/XX/2016. No damages were reported.	12/31/2019	10/14/2019	0
7536777060	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/18/2019	0
3515897979	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/30/2019	0
4018864718	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 08/XX/2017 Borrower called to request proof of payment. Borrower will call back on 08/XX/2017 after payment has posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/12/2019	0
3967419440	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: no borrower contact 10/XX/2016-09/XX/19, loan is current.	12/31/2019	06/26/2019	0
3613629516	G1	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer requested an auto pay application to be mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/31/2019	Bankruptcy
2175198079	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/27/2018	0
6765540525	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower stated was not a good time to call due to sickness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/02/2019	0
5068488254	G1	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower promised to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the 8/2018 payment. Payment for 8/2018 was received; credit amended and case closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	11/19/2019	0
1683540242	G1	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called in to inquire about the account status and was advised the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  A prior Chapter 13 #18-57469 was dismissed on 06/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/19/2019	Bankruptcy
1270395046	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
3043363068	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 11/XX/2019 Authorized third party was called in reference to account. Third party made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster declared for hurricane XXX noted 09/XX/2017.	12/31/2019	12/19/2019	0
8525762307	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment of $311.70 for 03/XX/2018. The servicer processed the payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Noted FEMA declared disaster on 08/XX/2017; Hurricane XXXXXXXXXX. No indication of damages noted.	12/31/2019	10/14/2019	0
4420217506	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  On 5/XX/2019, borrower consented to proceed with ER interview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/12/2019	0
6076898116	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states spoke to borrower regarding the total amount due. Borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17	12/31/2019	09/28/2019	0
3655571734	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower called for general information. Borrower returned call they received. Associate was able to complete the welcome call and borrower stated they are not interested in the modification as cited on 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/06/2019	0
8251731484	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  C2 called in to change bank for autopay. Rep warm transferred customer to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	03/20/2019	0
2745574849	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower was made aware of the payment  change in the amount of $1,770.01 effective 12/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2010 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
8007239875	G1	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to confirm insurance stating has property damage and needs to file a claim.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The third party made a payment was charged a late fee.  The third party was to have a grace period and a request to refund the fee was made.  The fee was returned to the third party on 05/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reported property damage on 09/XX/2019 and was referred to the insurance company.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
3817268545	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/07/2019	0
9878486616	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/07/2019	0
6904892781	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower authorized a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/15/2019	0
6143785042	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/16/2019	0
5816986648	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/10/2019	0
2904431982	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  The borrower called in stating is not ready for the inspection and is still making repairs.  The borrower was advised to call when ready for the inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 07/XX/2018. The claim was closed on 02/XX/2019 with all funds released and a 100% inspection dated 02/XX/2019.	12/31/2019	03/04/2019	0
8716365122	G1	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Called authorized third party regarding standard 90 day follow up.  Acceptable adjustes worksheet on file.  No draw requested.  Requested letters sent.  Borrower ready for inspection. No funds in restricted escrow.  Adjusters worksheet reset follow up date.  Next action adjusters worksheet and final inspection.  Borrower advised he will need the final estimate from State Farm, and hired a attorney to assist with the claim.  He advised that if State Farm paid partially on the claim, and that if State Farm releases lien of the claim, he would need documents and invoice.  Advised that he has the phone number to send docs and the appropriate contact numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for water damage that occurred on 08/XX/2018.  Claim funds in the amount of $8056.98 were endorse and released at the branch on 09/XX/2018.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 03/XX/2019 resulting in 1% completion.  The claim was closed on 04/XX/2019.  The details of the damage and status of repairs were not provided.
12/XX/2019-Monitored claim requested 45 day follow up letter.  The damage repair amount is estimated at $8,056.98.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/12/2019	0
8570758711	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called to get the mortgage interest from 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/18/2019	0
7482598173	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Spoke with the customer, IVR authenticated
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/30/2018	0
4750998356	G1	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Spoke with Customer.  Contents of conversation unknown. 12/XX/2019 - comment indicates that the borrower is requesting a payoff amount be mailed to the mailing address on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/27/2019	0
2807578086	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 08/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
3066088639	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to delay the auto charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: 09/XX/2017 Property is located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	05/14/2019	0
5682111866	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	06/28/2019	0
1962473449	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The co-borrower called  and was advised the $43,347.76 that was added to the mod is called the taxable accrued interest
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/24/2019	0
7873568424	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  A third party spoke to the servicer about getting a fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/23/2019	0
3419125087	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/01/2019	0
2421210524	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Issue Resolution comment only year end
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/18/2019	0
5787986581	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in regards to insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/19/2019	0
8459867603	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  spoke with authorized 3rd party whom inquired on general balance inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/29/2019	0
4357814212	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a payment and plans on doing automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
6178506863	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX. No evidence of damage.	12/31/2019	03/16/2019	0
2541326440	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/20/2019	0
9769630346	G1	3	[3] MI Not Being Paid As Required [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.  The agent advised that the disaster extension modification was still being processed and can make a payment at a local branch or mail in the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called n 09/XX/2017 advising of roof damages due to Hurricane XXXXXXXXXX. The borrower stated on 12/XX/2017 they were still dealing with the insurance company and trying to get the roof fixed.  There was no reference to a claim check or any claim documentation being received. There was no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX.	12/31/2019	09/17/2019	0
5823373474	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Agent spoke with customer but did not provide details of conversation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/16/2019	0
7660335381	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted regarding payment and made a promise to pay on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A claim was filed for wind damage that occurred on 07/XX/2016. The claim was closed on 04/XX/2018 with all funds released and a 100% inspection dated 03/XX/2018.	12/31/2019	10/14/2019	0
7088171196	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The co-borrower call in wanting to know if he need to send anything else in. Advised he is on the trial for extension and he does not need to send anything else in. Once he make the third payment, we will send him an extension agreement that he will need to send back to us.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Hurricane XXX disaster coding added 09/XX/2017. No damage noted.	12/31/2019	05/14/2019	0
4560620980	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a promise to pay on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/17/2019	0
3817222084	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/27/2019	0
7008849083	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/27/2019	0
2851210867	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The last conversation with the borrower was about insurance policy concerns. The account is current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
8920626929	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The customer called to make a payment. THey were also informed the final modification agreement was sent out and the final steps were reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/12/2019	0
4946536990	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The servicer discussed the recast agreement, interest rate and escrow with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment and the recast agreement.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Per comments dated 07/XX/2019, the loan was modified. (HAMP recast was completed.)	12/31/2019	07/31/2019	0
7491625077	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  On 02/XX/2019 contact was established to discuss the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 11/XX/2017, the borrower reported Hurricane XXXXXXXXXX. No further details were provided and there is no evidence of an insurance claim or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	07/10/2019	0
5940891319	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/21/2019	0
8209750675	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  On 4/XX/2017 the Servicer called the Borrower to advise the file is back to regular servicing. On 4/XX/2017 the Borrower called in to find out the status of the modification, and the Servicer advised the final modification documents were received and it could take 2-3 weeks for the system to be updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/07/2019	0
6612490864	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/05/2019	0
2868099997	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  07/XX/2018  spoke with borrower, borrower scheduled payment $336.44, borrower accepted payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/12/2019	0
2100932532	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower inquiry in regards to suspicious email received, advised to dismiss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/19/2019	0
2357345270	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
6918387978	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with the borrower and  took fast pay escrow shortage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
4748066263	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/04/2019	0
3334726101	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower scheduled a payment for 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/24/2019	0
4371037647	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.  The last payment was received on 09/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called and made a payment in the amount of $2073.87. The borrower advised they are not seeking mortgage assistance and would like for us to close the application process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/25/2019	0
7526517172	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Borrower called in promise to pay $1,186.24 on 11/XX/2019 and states reason for delinquency is due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/14/2019	0
4835073210	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called- curtailment of income- made ptp 9/XX/- $ 1328.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
2184650686	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called in to make a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/28/2019	0
6153455222	G1	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called in regarding escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The comments dating back to 04/XX/2016 indicated a claim was filed for water damages caused on 01/XX/216. The claim was initially classified as non-monitored. Approval was provided on 04/XX/2016 to endorse and release a check for $4,024.23 at a branch office. However, on 01/XX/2017 the claim was reclassified as expressed monitored due to a second claim check for $16,000. The request for branch endorsement was denied at that time. The borrower stated on 01/XX/2017 the repairs were completed. The check was deposited into restricted escrow. As of 03/XX/2017 all fund were released to the borrower. An inspection was conducted on 07/XX/2017; however the inspector was denied access to the home and the repairs could not be verified. The claim was suspended on 11/XX/2017 due to a lack of communication from the borrower and unable to verify the status of the repairs.  The damage repair amount is estimated at $16,024.23.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/12/2019	0
1684770282	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called in would like to cancel paper suppression.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/20/2019	0
2150103132	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The last contact was made on 5/XX/2019, in which the borrower requested policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/12/2019	0
9594893265	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower called in to make Fast Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 09/XX/2017 the property was damaged by Hurricane XXXXXXXXXX. The borrower noted on 11/XX/2017 the wood floor and back door were damaged, and they were in the process of getting their insurance carrier to cover the repairs. On 02/XX/2018 the borrower stated insurance would not cover the damages and they were in the process of making the repairs There was no evidence the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX. No damages were reported. Prior comments on 09/XX/2017 indicated the property was previously located in a FEMA disaster zone for Hurricane XXXXXXXXXX.	12/31/2019	12/13/2019	0
8978948083	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in promise to pay $1,333.79 today reason for delinquency is due to curtailment of income. Borrower states not interested in modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2008 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/13/2019	0
3763280165	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/07/2019	0
8984982140	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Comments show borrower contact asking for mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/27/2019	0
4117824296	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contacted the servicer on November 20, 2019 and submitted a payment for $1,119.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/20/2019	0
7426205857	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  On 02/XX/2018 Borrower inquired confirmation for payment made and requested paper suppression statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/22/2019	0
3190580012	G1	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  On 12/XX/19 the borrower requested stop all communication.  The borrower promised to pay $1,343.94 by 12/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/29/2019	0
4652028691	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Spoke with borrower and advised him we sent the counter signed docs to him standard mail.  Advised borrower the next payment is not due until 2/1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/01/2019	0
2231303689	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower is making regular payments and is not being contacted by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/20/2019	0
1669863371	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	06/05/2019	0
6715341253	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
9027664810	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to get information regarding their 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/27/2019	0
6282112514	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The authorized third party called in to made a promise to pay on 08/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX. No damage was reported.	12/31/2019	10/12/2019	0
1635057001	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/21/2019	0
2082725574	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower wanted to know if we could forgive the $172,100.00 balance and don't know where will get that money to pay us. While checking to see where to transfer the borrower, borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/03/2019	0
2553610176	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Agent advised borrower of turn around time for credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/13/2019	0
8887171265	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/04/2019	0
6094061201	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  An authorized third party called on 08/XX/2019 regarding general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/16/2019	0
9333765377	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to find out if they can get a lower interest. The borrower was advised of the Refinance option and informed that there were no modification offers at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/06/2019	0
6672546612	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to get the general status of the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/XX/2017; no evidence of damages.	12/31/2019	12/13/2019	0
2803059404	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Outbound call to the borrower to advise that the final documents had been received and they should be getting the countersigned copy of the mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Disaster first mentioned 9/XX/17	12/31/2019	09/19/2019	0
1922596037	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The last contact was made on 1/XX/2018, in which the borrower had general account inquiries.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
1039749029	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a promise to pay. They said the payment was late because they forgot to send it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/25/2019	0
4147849327	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The last contact was made on 1/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXXXXXXXXX. No damages were reported.	12/31/2019	09/07/2019	0
4341017838	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke with borrower for payment confirmation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
7863264850	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  The servicer called and spoke with borrower and advised loan is current and due for 12/XX/2018 and is going back to normal servicing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 11/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-4337. No damage reported.	12/31/2019	01/18/2019	0
6553167969	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The customer called to advise was not interested in doing the recast.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
9074843199	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Servicer advised of total amount due. Borrower was unable to make a commitment to payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
6309134810	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower stated was charged insufficient fund fee due to multiple attempts to withdraw the payment. The agent advised to send in proof via fax and will requested to have the funds refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/23/2019	0
7796751902	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/11/2019	0
3016299942	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Spoke to borrower who requested a document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/08/2019	0
5748406376	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower was contacted and authenticated and called for general update on the status of the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/23/2019	0
8780557468	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  12/XX/18-The borrower called in to set up automatic payments to run on the 11th of the months.

12/XX/19-IVR authenticated with the borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/05/2019	0
7027478420	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called about modification options. Wanted a principal reduction but was advised that could not be done. Did not want a 40 year term.  After discussion the borrower decided to opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/08/2019	0
1123346051	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/11/2019	0
8267466372	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower disputed lateness and payments missed; the agent advised them of the status of each payment and why the credit reporting request cannot be approved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed lateness and payments missed; the agent advised them of the status of each payment and why the credit reporting request cannot be approved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/23/2019	0
1126044295	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/20/2019	0
3639194874	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/05/2019	0
9358649465	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called on 01/XX/2019 to make a payment of $263.15 towards their escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	03/29/2019	0
9768008455	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower regarding the note.  Advised borrower to go to the nearest branch to obtain a copy the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  Details not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Natural disaster first mentioned 10/XX/17.	12/31/2019	12/19/2019	0
5808546030	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called in for general account information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Written and the reason is Discrimination.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated a dispute stating was discriminated against during the modification process and was treated unfairly.  The borrower felt was forced into a modification in 2010 and their counter part was provided debt forgiveness and the borrower was not.  The borrower claimed race played a factor in the discrimination.  The issue was reviewed and a response was sent to the borrower breaking down the program offerings and terms of the modification.  The servicer noted there was no evidence of discriminatory activity in the decision making.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/XX/2017 due to Hurricane XXXXXXXXXX.  Damage was noted to the garage roof and is having difficulty with the repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXXXXXXXXX.	12/31/2019	12/06/2019	0
1541987133	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower made a promise to pay  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
8581941454	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in with a promise to pay $1210.17
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/10/2019	0
9040226864	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in and requested for late fees to be waived. The servicer waived two late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2015.  The proof of claim was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: The borrower was impacted by Hurricane XXX beginning on 9/XX/2017.	12/31/2019	12/09/2019	0
2545243018	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
9805516301	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with the borrower. Authenticated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 12/XX/2018- The property was located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX. No property damages were reported.	12/31/2019	12/14/2019	0
4739448539	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a promise to pay on 09/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
5102240453	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower was contacted and gave a promise to pay.  Promise kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
3230585048	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Talk to borrower 2 states brother will make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/02/2019	0
9722974976	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/13/2019	0
6580195499	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
3890453531	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/07/2019	0
4042742095	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Commentary states borrower called in and requested a recast extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/13/2019	0
5103902028	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The homeowner reported that the property was destroyed by Hurricane XXXXXXXXXX.  The status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the property was located in a FEMA disaster area affected by Hurricane XXXXXXXXXX.	12/31/2019	12/14/2019	0
4206514200	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	01/11/2019	0
3796639524	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/17/2019	0
2531941706	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/22/2019	0
9094058052	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On 07/XX/2019, the borrower called and inquired about a HELOC. The call got disconnected as agent was trying to transfer the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/13/2019	0
8335487194	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/16/2019	0
5825274378	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  A chapter 7 case was discharged per commentary dated 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/07/2019	0
4136712663	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower called in and made a promise to pay $1472.35 on 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 08/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported.	12/31/2019	03/18/2019	0
2914177184	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  On 03/XX/2019, the borrower called to inquire about prepayment penalty.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	03/30/2019	0
3937753984	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/13/2019	0
7199154284	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to discuss a letter received pertaining to policy information. Borrower states that they are in the process of obtaining their own insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/19/2019	0
4528031665	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The borrower called to discuss and confirm insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/27/2019	0
3032048583	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in regards to recast document
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	06/12/2019	0
2374074318	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  HAMP program discussed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/23/2019	0
4120097213	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
9447309651	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower called to discuss increased insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/07/2019	0
6078014071	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Collection comments indicated we requested final modification documents.  Borrower requested a change in mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Property was impacted by hurricane XXX on 09/XX/2017 and hurricane XXX on 10/XX/2018. Comment on 09/XX/2017 reflects some damage from hurricane XXX. Damage was noted as shutters and has been repaired.	12/31/2019	04/02/2019	0
4965283956	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  An authorized third party called on 03/XX/2019 confirming the modification agreement was received and the account was now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower noted on 10/XX/2018 the home needed repairs. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/21/2019	0
8816263706	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  the customer provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/01/2019	0
5421191604	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The servicer spoke to the borrower who made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/02/2019	0
8279100445	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Talk to borrower regarding recast.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/26/2019	0
9261606026	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Outbound call made to Attorney to advise mortgage is back to regular servicing and payment due 05/XX/18 for $3572.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/30/2019	0
2190655656	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The servicer spoke with the borrower. The borrower accepted a 1 month repayment plan for $2728.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/28/2019	0
5937144366	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	03/29/2019	0
8651490795	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Collection comments indicate borrower called to set up a promise to pay in the amount of 3338.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/10/2019	0
4454578017	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower requested a faxed statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/06/2019	0
6472230252	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/06/2018	0
5091326078	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/26/2018	0
9795215060	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to discuss modification recast agreement and the borrower was advised to sign and return the agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/26/2019	0
8150341959	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower called to discuss hazard insurance premium and escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/02/2019	0
3075981597	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
5055176703	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Borrower advised account has gone back to normal servicing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/12/2019	0
7387360520	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
4628755673	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called on 12/XX/19 and made fastpay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/16/2019	0
6674884963	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Commentary states spoke to borrower and borrower accepted a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment dated 09/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-4337. No damage reported.	12/31/2019	08/22/2019	0
4963093652	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized third party calling in to discuss Lender-Placed Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/03/2019	0
9158237250	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower wanted to update name on the account and was informed name change request was pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/20/2019	0
4477739569	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/09/2019	0
7723915559	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
9219813838	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/30/2019	0
9622482164	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Authorized 3rd party promised to make a payment in the amount of $1899.16 on 11/XX/2019 via Fast Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/31/2019	0
3874209137	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower made a promise to pay and requested itemization for the late fees.  The servicer sent a copy of the late fee itemization letter to the customer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/15/2019	0
1150486213	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower advised will pay the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/17/2019	0
7777876752	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower made a payment and made a verbal do not call request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: It appears the property is located in a FEMA disaster area due to natural disaster dated 10/XX/2017. However, there was no damage reported based on the provided comments.	12/31/2019	04/11/2019	0
3808059517	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/20/2019	0
8378451712	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Spoke with third party and confirmed contact information.  Advised received the final modification documents.  Also advised borrower first payment due 11/XX/18 in the amount of $2091.59.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX. No damage reported.	12/31/2019	06/24/2019	0
6356747291	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The authorized third party stated the payment will be made when they have the money and not to call them again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/17/2019	0
7765123120	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Called the borrower whos unable to accept promise to pay and no interested in mortgage assistance. Borrower intends to bring loan current though repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/16/2019	0
4857373546	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower and processed a fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/07/2019	0
3142025240	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called in to verify what the next procedure is for the claim stating just had inspection completed. The agent advised that they received 100% inspection results showing all work completed and draw was requested today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Wind damage Claim closed. All funds disbursed, 100% inspection results for loss type dtd 9/XX/19: natural disaster related, DOL 9/XX/17 approximate amount $52459.80.	12/31/2019	12/23/2019	0
8580408655	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower contact regarding payment confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/11/2019	0
8258081054	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to make final trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted 09/XX/2017; no evidence of pending damages.	12/31/2019	10/14/2019	0
8683590378	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called regarding the increase in escrow from insurance. Borrower was advised that insurance is paid from escrow and third party refund is needed to be put back in escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2019.  The dispute type is Verbal and the reason is Account  Status.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute was regarding account status. Loan was found to be reporting correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/26/2019	0
4037774404	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower question in regards to the payoff  resolution quote statement received. On 12/XX/2019, the last contact was via an inbound call to make an inquiry to the Escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/16/2019	0
9156987283	G1	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Servicer spoke with authorized third party, title company.  Third party requested copies of loan documents and payoff quote.  Letter with information sent same day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Principal balance increase.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower did not fully understand terms of 2010 modification and $100,000 in deferred principal and wanted to know why balance was so high.  Servicer sent a letter of explanation on 11/XX/2017 and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster area.for Hurricane XXXXXXXXXX.	12/31/2019	12/03/2019	0
7451871224	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  11/XX/2019 borrower call and follow up on payment.  which was received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXXXXXXXXX. There is no evidence of property damage.	12/31/2019	11/05/2019	0
9767109367	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
5135825119	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/13/2019	0
3598489619	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called in and accepted a payment plan for  12/XX/2019 in the amount of $1785.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/26/2019	0
5772689775	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Comments show contact with borrower regarding general escrow questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/21/2019	0
1863951304	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/30/2019	0
8921089945	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  On November XX, 2019, the borrower called in to inquire about a payment being returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/22/2019	0
9342677762	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke to authorized third party (ATP) who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by Hurricane XXXXXXXXXX. There is no evidence of damage to the property.	12/31/2019	09/20/2019	0
5105463316	G1	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke to borrower general account info
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was disputing escrow shortage, went over information with borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/20/2019	0
4429299816	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2018.  Talk to borrower regarding payment borrower promise to pay $2,672.09 on 11/XX/2018 borrower states reason for delinquency is due to curtailment of income roommate lost job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	06/27/2019	0
2357875994	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke to borrower, borrower not able to access online account information  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2007.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/17/2019	0
6956976612	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in to request late fee for $13.92 assessed 2/XX/2017 be  waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/30/2019	0
9412867879	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Spoke with the borrower regarding their mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/16/2019	0
2639346186	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower advised will need to update the deed through the courthouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by hurricane XXX as noted on 10/XX/2017. Property was also impacted by hurricane XXX as noted on 10/XX/2018. No damage was noted in either cases.	12/31/2019	09/06/2019	0
2779123514	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower.  Identification verified.  No addition notes or information provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 09/XX/2017 of damages to their dock as well as wiring issues caused by Hurricane XXXXXXXXXX. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX. A claim was filed for water damages caused on 08/XX/2016. An inspection was conducted on 04/XX/2017 listing 100% of repairs completed. The claim was closed on 04/XX/2017.	12/31/2019	12/07/2019	0
2025661480	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower made a promise to make a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/02/2019	0
1422224261	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquiry about the UPB monthly payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	06/05/2019	0
7403181167	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The borrower called on 03/XX/2019 and made the March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 02/XX/2018 the borrower advised the roof was damaged due to Hurricane XXXXXXXXXX. The borrower stated they filed a claim; however, the deductible was too high so they will be paying out of pocket for repairs. There was no evidence of the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX.	12/31/2019	09/13/2019	0
2252922415	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
2535252604	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a Hurricane XXXXXXXXXX. There is no evidence of damage to the property.	12/31/2019	10/14/2019	0
4237232029	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower called to get escrow shortage spread
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 04/XX/2017 to dispute the credit reporting for 07/2015. The borrower stated the loan was current then but it was reported as delinquent. The notes on 04/XX/2017 indicated a review of the issue was completed, and it was confirmed the loan was reported current for 07/2015. There was no further mention of a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 10/XX/2017 the roof was damaged due to Hurricane XXXXXXXXXX. There was no sign a claim was filed or any repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX.	12/31/2019	12/13/2019	0
4601451758	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 12/XX/2019 Borrower was called in reference to payment due. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/16/2019	0
1372824044	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Customer was contacted about recording issue with modification from 2012. They were informed a new set would be mailed out to sign. They were informed to have them notarized and returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/17/2019	0
2554326309	G1	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/08/2019	0
1840458642	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in with questions on the assistance application and how to apply online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
1239699285	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/08/2019	0
2758959520	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  Borrower called to confirm payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster area due to Hurricane XXXXXXXXXX.
				Comment 08/XX/2018, Ins. claim check for $3,100.00, endorsed and released at Branch. Regarding water damage on 03/XX/2016. Comment 09/XX/2018, Claim closed due to non-monitored, no final inspection needed.	12/31/2019	09/17/2019	0
7777389821	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to submit the April and May 2018 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Disaster first mentioned 11/XX/17	12/31/2019	09/17/2019	0
5893233943	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  On January 02, 2019, the servicer spoke with the borrower and advised the modification had been completed and discussed the account. The account is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Natural disaster comments noted on 7/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	12/31/2019	09/27/2019	0
4079177897	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2018.  On 10/XX/18 spoke with the authorized 3rd party and advised the loan is current. Loan is back to normal servicing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/XX/2017 the borrower noted the roof was damaged by Hurricane XXXXXXXXXX. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX. No damages were reported. Prior comments on 09/XX/2017 indicated the property was previously located in a FEMA disaster zone for Hurricane XXXXXXXXXX.	12/31/2019	09/11/2019	0
8894164682	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer was unaware that the monthly payment was due because of the recent extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX. No property damages were reported.	12/31/2019	08/28/2019	0
3631153735	G1	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed credit reporting data. The account was reviewed and determined no changes were needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 07/XX/2018.  A tree fell on the house.  Claim funds in the amount of $9099.47 were sent directly to the borrower on 08/XX/2018.  Additional funds in the amount of $4841.07 were sent directly to the borrower on 09/XX/2018 and the borrower was advised of the inspection needed to close the claim.  The borrower did not comply with the terms of the claim agreement and a drive by inspection was conducted on 12/XX/2018 resulting in 0% completion.  The claim was closed on 01/XX/2019 with no confirmation of repairs completion.  The damage repair amount is estimated at $13,940.54.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/06/2019	0
4978402572	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to inquire about refinanced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/30/2019	0
9795953702	G1	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower called in for confirmation of payment and was advised of grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower dispute received and is requesting to have documents reviewed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-4337. Borrower reported on 10/XX/2017 that the roof is leaking, garage flooded, air conditioner damaged and fridge was also damaged. No claim was filed for disaster damage as borrower noted light damage and is making self repairs. Prior claim noted on 09/XX/2017 for cause of loss water on date of loss 05/XX/2017 was classified as enhanced endorse and release. On 10/XX/2017 the branch endorsed the claim check in amount of $10,613.14 and released it to borrower and final inspection is required to close claim. On 02/XX/2018 final inspection was noted as received and repairs are 100% completed.	12/31/2019	10/11/2019	0
9010004170	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrowre advised of missing documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	01/30/2019	0
2201748503	G1	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Authorized third party called in regards to prepayment penalty.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/03/2019	0
4432632171	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
6194001037	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was contacted on 12/XX/2017 due to delinquency.  A promise to pay was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/12/2019	0
7994789781	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower and sent ACH application to borrower via US mail.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/27/2019	0
5088545334	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Inquiry Escrow Analysis
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/26/2019	0
9550281782	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower was contacted 5/XX/2019 and set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was impacted by unspecified natural disaster as noted on 04/XX/2018. No damage noted.	12/31/2019	05/25/2019	0
6518220774	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower called on 9/XX/19 regarding letter received about homeowners insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/16/2019	0
6114563772	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower made payment by phone on 9/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/10/2019	0
7102044497	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
5863599847	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  Borrower was advised of shortage and payment confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	07/03/2019	0
5148134659	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Agent spoke with the  borrower regarding collection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/17/2019	0
8467176550	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower contacted the servicer with general questions on the account; limited details provided. The servicer discussed the account with borrower and no further issues were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/17/2019	0
2808466435	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/XX/19 the borrower was contacted who promised to pay $2,364.96 on 9/XX/19. Curtailment of income was given as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/28/2019	0
3994587025	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The subject property is located in an area declared a FEMA disaster due to Hurricane XXXXXXXXXX.	12/31/2019	07/09/2019	0
9852709874	G1	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower called in to request late fee for $55.55 be waived due to error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/18/2019	0
2138331514	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower authorized a payment in the amount of $1344.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/09/2019	0
2985919395	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Commentary states borrower called inquiring the equity information on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/30/2019	0
9116840064	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/11/2019	0
9843434334	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower called to discuss a letter dated 07/XX/2019, received in reference to policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/26/2019	0
9723157732	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The authorized third party made a promise to make a payment by 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 9/XX/2017- Hurricane XXX. Damage repaired.	12/31/2019	10/14/2019	0
7984570104	G1	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The servicer spoke with the borrower about the account. The borrower requested a payoff quote and made a promise to pay $1166.55 on 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2017-The property was located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX. No unresolved property damages were reported.
				10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX. No property damages were reported.	12/31/2019	12/20/2019	0
1304680731	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower contacted the servicer on 03/XX/2018 to schedule a payment in the amount of $161.90.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 03/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
5736307093	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Received call from borrower who confirmed delinquent sanitation bill is over $100,000.00. Borrower stated is going to Sanitation Department to try to see if this can be settled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment 09/XX/2019, Per mail received, Servicer is not responsible for paying utility bills. The outstanding bills/fines are applied to the customer and not the property. Resolution letter mailed to borrower.	12/31/2019	10/08/2019	0
2927878920	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/07/2019	0
8543117920	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The last contact was made on 1/XX/2017, in which the borrower confirmed a payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/15/2019	0
4121720496	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/17/2019	0
9606056713	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed the loan modification status and stated they will mail their payment of $2,898.38.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/03/2019	0
6254791415	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called to authorize payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/18/2019	0
6828458664	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/03/2019	0
8871002114	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The last contact was made on 2/XX/2018, in which the borrower had a bankruptcy inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/19/2019	0
8633327933	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in to request a document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/28/2019	0
9149491260	G1	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted credit report disputes on 4/XX/2018 and 6/XX/2018 saying they were included in another person's bankruptcy.  Both times the research indicated the credit reporting was correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is evidence of reaffirmation.  Reaffirmed on 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/13/2019	0
5743579981	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The client talked to the borrower who made a promise to pay at the branch office on 3/XX/2019 for $1,132.99 within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	05/08/2019	0
7444418830	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
8715725064	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Talk to borrower regarding payment borrower promise to pay $1,046.16 online on 9//XX/2019 states reason for delinquency is curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/26/2019	0
8505340109	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower scheduled a payment for 10/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/30/2019	0
3078384922	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower inquired about account balance on 8/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/20/2019	0
4404636878	G1	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The agent spoke with the borrower concerning Interest paid Year end.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/02/2019	0
3060266359	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  On 07/XX/2019 Spoke to borrower advised will be making a payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment 11/XX/2018, FEMA Declared Natural Disaster due to Fire on 11/XX/2018.
				Comment 08/XX/2019, Loss Draft check for $9,654.63, dated 07/XX/2019, endorsed and released by Branch, non-monitored.	12/31/2019	10/10/2019	0
8208338518	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to speak with the insurance department to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX. No damage reported	12/31/2019	10/01/2019	0
7956104413	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Spoke to borrower and went over status of modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/10/2019	0
9667636655	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The agent spoke with the borrower concerning a payment confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/12/2019	0
4485976609	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Inbound call to make payment.  Borrower expressed concern over servicing transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	03/12/2019	0
3603279212	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2019.  The borrower called in and changed auto charge to be effective for May 5th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/22/2019	0
6619892832	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke to Borrower and they said to call back in one hour and then call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comment dated 10/XX/2018 reflects that the property is located in a disaster area due to Hurricane XXX DR-4400. No damage reported. Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-4337. No damage reported.	12/31/2019	12/19/2019	0
3472436816	G1	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  Servicer contacted the borrower who did not give servicer time to make disclosures as was annoyed with calls when borrower always pays on 15th.  Requested cessation of all phone calls and contact by mail only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX DR-4337. No damage reported.	12/31/2019	12/01/2019	0
4087351064	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called and stated payment should have drafted 04/XX/2018 and requested late fee be waived. Servicer advised fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	06/03/2019	0
5738117825	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Spoke with borrower and confirmed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/26/2019	0
7960883052	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower stated a payment would by made on 5/XX/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
7220295413	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  The borrower called regarding having the PMI removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
3736186468	G1	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/15/2019	0
6859268224	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower accepts repay plan 10/XX/2019
THE PAYMENT PLAN TYPE IS 23 WITH PAYMENT(S) AS FOLLOWS: DATE TOTAL 11/XX/2019 $1269.32 12/XX/2019 $1523.18 01/XX/2020 $1523.18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/23/2019	0
8040430220	G1	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower authorized a secondary signor on the account and advised will pay the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	04/23/2019	Bankruptcy
7289503370	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	06/20/2019	0
2726364692	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Borrower scheduled a payment in the amount of $2556.64 for 12/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/14/2019	0
6997118361	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact for payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Written and the reason is Tax/ escrow.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the tax amount. The servicer responded and the issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 8/XX/2017 due to Hurricane XXXXXXXXXX.  On 10/XX/2017 flodd damage of $40,000.00 was noted but no evidence a claim being filed. A prior claim for an unknown loss on 3/XX/2013. Claim funds of $2,325.59 was received on 10/XX/2014 then endorsed and released. This claim was reclassified as enhanced endorse and release. Additional funds of $13,407.50 was received on 1/XX/2017. On 4/XX/2017 claim closed noting no repairs needed. No inspection on file to confirm. The borrower did not comply with the terms of the claim agreement. The status of repairs was not provided.  The damage repair amount is estimated at $15,733.09.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/31/2019	0
5924492809	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called to make payment arrangements for the end of the month stating that they they were experiencing a short term curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/18/2019	0
9980012654	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Borrower stated they will call back as they are at work; no payment arrangements were made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/08/2019	0
3053802268	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower called and accepted a promise to pay $2357.25 on that day via FastPay. The servicer advised this was the final payment for the disaster extension and they would send the modification agreement out to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/04/2019	0
4016394363	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  BOrrower called to inquire about adding a name to their deed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	11/06/2019	0
8934756693	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The borrower called in with a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/28/2019	0
5501071771	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to obtain insurance policy information. The servicer also provided the borrower with information on obtaining a refund from the insurance provider.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/06/2019	0
1690246627	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Commentary states spoke with borrower regarding the confirmation of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster area mentioned on 10/XX/2016. Damages reported have been repaired.	12/31/2019	12/12/2019	0
1255912469	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	01/08/2019	0
2899370251	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  The borrower promised to make payment online. The borrower was advised of grace period, and how it applies to late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/28/2019	0
8517710044	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The customer was advised on the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/09/2019	0
5374474731	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Commentary states the borrower called in for a payoff quote request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 9/XX/2017 due to Hurricane XXXXXXXXXX.  No evidence a claim was filed for the roof damage. The borrower stated on 12/XX/2017 the repairs still need to be completed. No further status updates had been provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/23/2019	0
4579536431	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to confirm payment. Servicer advised payment is pending for 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/16/2019	0
8773868960	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Spoke with borrower, identification verified.  No additional details or notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is evidence of reaffirmation.  Discharged with reaffirmation filed 03/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/19/2019	0
3804753702	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Commentary states borrower called in to make last trial payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	10/12/2019	0
1080981625	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower made a payment and cited death in the family as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a Hurricane XXXXXXXXXX.	12/31/2019	08/16/2019	0
1963798077	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower inquired about payment on 4/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
1652767753	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  Borrower called to confirm payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/16/2019	0
4052421547	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  Borrower accepted a promise to pay on 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster was declared in Florida for Hurricane XXXXXXXXXX. FEMA declaration date was 09/XX/2017 and incident occurred from 09/XX/2017 to 10/XX/2017. No damage was noted.	12/31/2019	09/30/2019	0
7850029084	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The a3p called to verify the inspection appointment. The a3p stated that the inspector came, left and they were late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
5721071259	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower confirmed that the loan has returned to normal after completion of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/16/2019	0
6200065914	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The borrower verified their information and confirmed their payment was made that day.  .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to Hurricane XXXXXXXXXX. No damages were reported.	12/31/2019	05/14/2019	0
4606365282	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 12/XX/19 the customer called in for a status on on-line access. The agent advised once the closing audit was completed they will follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2019 and there is evidence of reaffirmation.  There was a previous Chapter 13. No details were provided. Limited details on the Chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/25/2019	0
8533498291	G1	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  The borrower called on 9/XX/2019 to verify a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/18/2019	0
1454190425	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  Servicer spoke with the borrower about the modification being completed. The account is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/26/2019	0
8483033883	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  Borrower called in on 01/XX/2019 wanted status, they were approved for trial, went over all terms and the new servicer should remain with the offer intact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/20/2019	0
3159353180	G1	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower requested to remove their cellphone number from call list.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting for 03/2017-05/2017 after loan was modified. Servicer updated payment history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA disaster area per comments dated 11/XX/2016. No damages were reported nor name of disaster.	12/31/2019	09/13/2019	0
9190988994	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to confirm ACH payments were set up. Servicer advised that ACH cannot be completed until loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on 09/XX/2017; no evidence of damages.	12/31/2019	07/31/2019	0
9542951141	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to find out the status of the payment and when next payment would be due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXXXXXXXXX. No damage reported.	12/31/2019	12/16/2019	0
4816415918	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  IVR payment confirmation Borrower has had no issues since last mod completed and effective on 10/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/16/2019	0
1145225314	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  Per the commentary on 02/XX/2019, Borrower called inquiring the status of the Extension. Borrower advised the statement will not reflect the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: 10/XX/2018-The property was located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX. No property damages were reported.	12/31/2019	10/12/2019	0
6490563458	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2019.  The borrower stated will make the payment on the 16th and declined mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	09/18/2019	0
7195621775	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower contacted the servicer on 10/XX/2017 to make a general inquiry on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/16/2019	0
1925655929	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower was contacted on 12/XX/2019 and a payment was scheduled.  The borrower's reason for delinquency is grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Account was impacted by Hurricane XXX and then Hurricane XXX, as noted on 03/XX/2019 and 10/XX/2017, damage repaired.	12/31/2019	12/31/2019	0
9215945537	G1	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2019.  The borrower was contacted 7/XX/2019 to confirm the loan modification was completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower requested negative credit reporting to be removed due to Hurricanes XXX and XXX.  The issue has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/14/2019	0
8467816368	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2019.  The servicer called and spoke with borrower and advised that system maintenance is complete and next due date is 06/XX/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is requesting credit reporting to be corrected to remove "paying under partial payment agreement" and reflect the credit suppression. The months requesting correction are 12/2018 - 03/2019. The agent reviewed account and determined that no credit reporting agencies are reporting  partial payment agreement and verified that months 12/2018 - 03/2019 were not reported as late and no update is needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 10/XX/2017 the property was damaged by Hurricane XXX; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comment dated 10/XX/2018 reflects that the property is located in a disaster area due to Hurricane XXX. No damage reported. Comment dated 10/XX/2017 reflects that the property is located in a disaster area due to Hurricane XXX.	12/31/2019	12/18/2019	0
1784204629	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  The borrower called regarding the account and planned to make a payment within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/18/2019	0
7097676146	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  The servicer informed the borrower on 12/XX/2018 that the first modified payment, in the amount of $1,894.09, is due 01/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	10/10/2019	0
9632100391	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  On 5/XX/18 the borrower called in to confirm payment is due on 7/XX/18 per the extension offer letter. The agent confirm this was correct. On 12/XX/2019, the last contact was via an inbound call from the Borrower in regards to the Insurance policy and coverage requirements and was informed a duplicate payment had been made, however, since then, the funds have been refunded to Escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated on 12/XX/2017 had roof damage due to Hurricane XXXXXXXXXX. Also noted the repairs are pending. No evidence a claim was filed. No further updates had been provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/26/2019	0
5795991671	G1	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2019.  On 9/XX/2019 contact was made with the borrower. The borrower was unwilling to promise a payment and the call was disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Late payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster coding noted for Hurricane XXXXXXXXXX. Non-FEMA disaster coding for XXX added 11/XX/2018.	12/31/2019	10/14/2019	0
4279296994	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Borrower contact with insurance update with new carrier premium paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXXXXXXXXX.	12/31/2019	12/23/2019	0
1099141461	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called in to request copy of documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/23/2019	0
7672545360	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2019.  Borrower advised has accepted the promise to pay payment plan cure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/23/2019	0
3002148285	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2018.  An authorized 3rd party called on 12/XX/2018 to discuss the auto draft system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 04/XX/2018 an authorized third party stated the home needed a new roof. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is fair.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to Hurricane XXXXXXXXXX.	12/31/2019	12/30/2019	0
9465176690	G1	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2019.  The borrower called to made a promise to pay of $563.50 for 1/XX/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Natural disaster comments noted on 11/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	12/31/2019	12/27/2019	0
3041554701	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2019.  Spoke with borrower , ivr authenticated, ptp
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comment 09/XX/2017, FEMA Declared Disaster due to Hurricane XXXXXXXXXX. No damage reported.	12/31/2019	12/16/2019	0
1777784498	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2019.  The last contact was made on 2/XX/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2019 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Natural disaster comments noted on 6/XX/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	12/31/2019	05/14/2019	0
1680162918	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised that the extension had been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Hurricane XXX noted on 09/XX/2017 with damages repaired.	12/31/2019	12/20/2019	0
1362632278	G1	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Borrower called in with a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/19/2019	Bankruptcy
8489335448	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  The co-borrower confirmed receipt of the final modification documents and made a payment of $1,383.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/20/2019	0
3294210396	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2019.  Agent advised borrower that system update is complete and normal servicing can resume.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	08/23/2019	0
9909334298	G1	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Servicer advised that after 3rd trial payment is made final modification will be processed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Written and the reason is Flood zone.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the house is out of a flood zone and the non residential building is in a flood zone. The borrower wanted the insurance corrected to reflect no flood insurance needed. This was resolved on 12/XX/2015.10/XX/2019 the borrower called in inquiring about a refinance
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 9/XX/2017 due to Hurricane XXXXXXXXXX. No evidence a claim was filed. No further status provided for the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Hurricane XXXXXXXXXX.	12/31/2019	12/27/2019	0
7168935449	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed details of the automatic draft program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
8138525482	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017 Borrower was called and advised Modification completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/13/2019	0
7425395705	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2019.  Spoke with borrower who advised will make a payment online by 10/XX/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	12/16/2019	0
7113660918	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to confirm that they can send in a personal check for their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (Hurricane XXXXXXXXXX.	12/31/2019	01/18/2019	0
4795084687	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/18 the borrower called to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	12/31/2019	09/30/2019	0
9156116302	G1	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/XX/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2019.  Borrower called about letter received and stated damages have been repairs for some time now. Borrower was advised that inspection needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Hurricane comments noted on 8/XX/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	12/31/2019	10/07/2019	0
2479815305	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower mailed back the executed modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	11/30/2015	0
2233330179	G1	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2015.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The servicer returned borrowers call. The borrower wanted more information regarding the denial letter, reason for denial and the appeal process. The borrower stated does not have the funds to reinstate the loan. The borrower acknowledges the delinquencies after the two previous loan modification were completed. Borrower stated may file chapter 13 bankruptcy in order to keep the property since does not qualify for loan modification. The agent informed borrower of the error with the first letter which was sent and advised that a new letter will be mailed out today with a new appeal time frame.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed 11/XX/2016.  Service was completed 01/XX/2017.  The current foreclosure is on hold and the hold reason is bankruptcy filing.  The next projected foreclosure step is judgment.  Comment dated 10/XX/2015 indicates non contesting answer filed in behalf of the defendants. Amended complaint s needed to add a junior mortgage, loan modification and judgments that were not included with the original complaint. Comment dated 12/XX/2015 reflects that Motion to amend complaint has been filed and the returnable date is 01/XX/2016. Motion to amend complaint was granted as noted on 01/XX/2016. The original complaint was filed 04/XX/2015 and amended complaint was filed 11/XX/2016.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2017.  Debtor bankruptcy plan was filed 01/XX/2017 and plan was reviewed 02/XX/2017. The debtor is to pay the trustee $2250.00 per month for 60 months. The debtor is to pay post petition payments directly to NYCB in amount of $4236.77. No objection is needed to the filed plan covers NYCB and the arrears.  The confirmation hearing is scheduled for 03/XX/2017. Comment dated 03/XX/2017 indicates that the confirmation hearing is rescheduled for 05/XX/2017. POC filed 03/XX/2017 and the secured amount of $573,154.00 and arrears in amount of $119,231.28.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated 09/XX/2016 reflects that the loan has had two prior loan modification completed. Exterior BPO completed 02/XX/2017 and reflects an as is value of $645,000.00.

				Comments after review period. The chapter 13 plan confirmation hearing will be adjourned to 06/XX/2017. Comment dated 05/XX/2017 reflects that Motion for Relief is being reviewed and will be prepared as the debtor is due for the 03/XX/2017 - 05/XX/2017 payments. Motion for Relief was referred to the attorney on 05/XX/2017. No evidence Motion for Relief was filed.	03/31/2017	06/07/2017	Bankruptcy
4122222299	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	0
8140581328	G1	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 10/XX/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: The file was referred to foreclosure on 02/XX/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.  Servicing comments show loan is in foreclosure. There is no evidence of any milestones completed.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/07/2017	Foreclosure
4689694204	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	0
5200353222	G1	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/XX/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	03/31/2017	03/30/2017	Bankruptcy
5084152846	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	05/31/2017	30
4113258557	G1	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	03/31/2017	03/28/2017	Foreclosure
8092613022	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	0
1442813237	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 09/XX/2015.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/07/2017	Foreclosure
8740137357	G1	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 05/XX/2012.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower collection notes 5/XX/2017 indicates borrower wishes to add a contributor to loan file work out approval
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is modification/short sale pending.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/06/2017	Foreclosure
9345596458	G1	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/05/2017	60
9086531333	G1	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 03/XX/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2016.  The first legal was completed 09/XX/2016.  Service was completed 11/XX/2016.  Judgment was entered 05/XX/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is NOS/sale pub.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	Foreclosure
1950429089	G1	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 03/XX/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 01/XX/2015.  The first legal was completed 03/XX/2015.  Service was completed 03/XX/2015.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/07/2017	Foreclosure
2276769071	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2015.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to obtain a copy of homeowners association policy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/06/2017	Bankruptcy
3016884793	G1	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Commentary indicates, borrower contact. Borrower had questions, time frame was given for information to be received
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/07/2017	120+
5882173364	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to discuss options to bring  the loan current. Borrower requested funds from 401k to help pay arrears.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/06/2017	90
1353335061	G1	3	[3] Borrower(s) represented by counsel. [3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 05/XX/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	Foreclosure
6974919487	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	0
4541536611	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called and advised that she will send in the insurance policy to the fax number provided as soon as possible. There were no programs or options discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	0
7912626739	G1	2	[2] Loan is in Bankruptcy	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2014.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/06/2017	Bankruptcy
3523786099	G1	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in another payment advised girlfriend will assist in completing application advised to follow up third week of the month
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/05/2017	60
4319724662	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	0
8764864676	G1	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 12/XX/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Loss Mitigation Representative contacted Borrower regarding Modification documents that were due back on 08/XX/2016.  Borrower wanted to know if 2nd Mortgage would be modified and Representative advised the 2nd Mortgage is charged-off and will not be modified. Borrower stated they sent Modification documents overnight today.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Borrower sent in Loss Mitigation application 05/XX/2017. No referral to Foreclosure.	03/31/2017	06/05/2017	120+
8765783662	G1	2	[2] Currently Delinquent Mortgage	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in reason for default daughter  had a baby and had to assist until the child could get back on her feet. advised of loss mit options borrower stated having a packet advised to send back asap.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/07/2017	120+
1165278429	G1	3	[3] Loan is in Foreclosure	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for 08/XX/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Provided borrower with representative information.  Borrower was interested in modification but did not have internet access; was provided with HUD number and was sent a loss mitigation package.  Borrower stated RFD as new job with less income.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 01/XX/2017.  The first legal was completed 01/XX/2017.  Service was completed 01/XX/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Notes of 04/XX/2017 indicate a tax warrant in the amount of $10,451.58; lien was paid 04/XX/2017.	03/31/2017	05/15/2017	Foreclosure
7171026868	G1	1	EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  A comment dated 06/XX/2015 states the borrower made contact and the servicer advised they may need to seek legal advice due to the bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXX.  The most recent bankruptcy status is not available in the information provided.  A comment dated 06/XX/2015 makes a reference to a bankruptcy;however, there is no other statements located in the commentary pertaining to the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	03/31/2017	06/02/2017	0